CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 125,976	$ 127,121
Current financial assets at fair value through profit or loss	0	2,746
Current financial assets at amortized cost	36,300	36,000
Current contract assets	968	977
Accounts receivable	7,567	7,902
Other receivables	358	352
Current income tax assets	22	271
Inventories	17	18
Other current assets	2,138	2,522
Total current assets	173,346	177,909
Non-current assets
Non-current financial assets at amortized cost	10,173	0
Property, plant and equipment	695	554
Right-of-use assets	659	485
Intangible assets	4,421	32
Deferred income tax assets	2,483	2,047
Guarantee deposits paid	193	146
Total non-current assets	18,624	3,264
Total assets	191,970	181,173
Current liabilities
Current contract liabilities	21,902	17,218
Other payables	12,831	11,656
Other payables – related parties	72	46
Current tax liabilities	996	649
Current provisions	1,061	1,899
Current lease liabilities	444	402
Other current liabilities	359	341
Total current liabilities	37,665	32,211
Non-current liabilities
Non-current financial liabilities at fair value through profit or loss	419	1,793
Deferred income tax liabilities	488	0
Non-current lease liabilities	239	108
Net defined benefit liability, non-current	64	46
Total non-current liabilities	1,210	1,947
Total liabilities	38,875	34,158
Equity
Capital stock	10,185	10,185
Capital surplus
Capital surplus	514,400	512,990
Retained earnings
Accumulated deficit	(370,793)	(375,420)
Other equity interest
Other equity interest	(697)	(740)
Total equity	153,095	147,015
Total liabilities and equity	191,970	181,173
Perfect Class A Ordinary Shares
Equity
Capital stock	8,506	8,506
Perfect Class B Ordinary Shares
Equity
Capital stock	$ 1,679	$ 1,679